OPERATING LEASES	12 Months Ended
Dec. 31, 2019
OPERATING LEASES
OPERATING LEASES

20.  OPERATING LEASES

The Company leases its facilities and offices under non-cancelable operating lease agreements. These leases expire through 2023 and are renewable upon negotiation.

The right-of-use assets were US$2,252 as of December 31, 2019. The lease liabilities - current was US$1,785 as of December 31, 2019. The lease liabilities - non-current were US$810 as of December 31, 2019. For the year ended December 31, 2019, cash paid for amounts included in the measurement of lease liabilities was US$1,211, and non-cash transaction amount of lease liabilities arising from the acquisition of right-of-use assets was a decrease in lease liabilities of US$211.

The operating lease cost and short-term lease cost for the year ended December 31, 2019 were as follows:

Year ended December 31, 2019

Operating lease cost
Selling and marketing	$1,360
Research and development	155
General and administrative	296
Total operating lease cost	$1,811

Short-term lease cost	1,597

Total lease cost	$3,408

The weighted average remaining lease term as of December 31, 2019 was 1.90 years, and the weighted average discount rate of the operating leases was 10.92%.

Maturities of lease liabilities as of December 31, 2019 were as follows:

Operating Leases

2020	$1,849
2021	726
2022	234
2023	10
2024	—
Thereafter	—
Total undiscounted lease payment	$2,819
Less: Imputed interest	224
Present value of lease liabilities	$2,595

Operating lease commitments

As of December 31, 2019, the Company had US$384 of short-term lease commitments under non-cancellable operating leases.

As of December 31, 2018, the Company had future minimum lease payments under non-cancellable operating leases with initial terms in excess of one year as follows:

2019	$3,018
2020	2,517
2021	1,189
2022	652
2023	332
2024 and thereafter	991
Total	$8,699

Payments under operating leases were expensed on a straight-line basis over the periods of the respective leases. Rental and other expenses under operating leases for 2017 and 2018 from continuing operations were $1,322 and $3,895 respectively and from discontinued operations were $177 and $234.